Earnings Per Share (Reconciliation of Earnings Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Net Income	$ 5,830	$ 5,291
Weighted Average Number of Shares Outstanding, Basic	4,156,481	4,134,736
Weighted Average Number of Shares Outstanding Effect of dilutive stock options	40,579	30,494
Weighted Average Number of Shares Outstanding, Diluted	4,197,060	4,165,230
Earnings per share, Basic	$ 1.40	$ 1.28
Earnings per share, Effect of dilutive stock options	(0.01)	(0.01)
Earnings Per Share, Diluted	$ 1.39	$ 1.27